Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Right-of-use Assets And Lease Liabilities
2023	$ 25,922
2024	25,958
2025	15,332
2026	4,991
Minimum net lease payments	72,203
Less: Present value discount	(10,302)
Total Obligations under operating leases and financial liability (current and non-current portion)	$ 61,901